Offsetting Financial Assets and Financial Liabilities (Tables)	12 Months Ended
Oct. 31, 2025
Offsetting of Financial Assets and Financial Liabilities [Abstract]
Summary of Offsetting Financial Assets and Financial Liabilities
The following table provides a summary

of the financial assets and liabilities which

are subject to enforceable master netting

agreements and similar
arrangements, including amounts not otherwise

set-off on the Consolidated Balance Sheet, as

well as financial collateral received to mitigate

credit exposures for
these financial assets and liabilities. The gross

financial assets and liabilities are reconciled

to net amounts and are presented within the

associated line on the
Consolidated Balance Sheet, after transactions

with the same counterparties have been offset.

Related amounts and collateral received that

are not offset on the
Consolidated Balance Sheet but are otherwise

subject to the same enforceable netting agreements

and similar arrangements, are then presented

to arrive at a net
amount.
Offsetting Financial Assets and Financial Liabilities
(millions of Canadian dollars) As at
October 31, 2025
Amounts subject to an enforceable
master netting agreement or similar
arrangement that are not offset in
the Consolidated Balance Sheet 1,2
Gross amounts Gross amounts
of recognized of recognized Net amount
financial financial of financial Amounts
instruments instruments instruments subject to an
before offset in the presented in the enforceable
balance sheet Consolidated Consolidated master netting

netting Balance Sheet Balance Sheet agreement Collateral Net Amount
Financial Assets
Derivatives $ 84,781 $ 1,809 $ 82,972 $ 45,857 $ 15,132 $ 21,983
Securities purchased under
reverse repurchase agreements 266,189 19,111 247,078 21,509 216,312 9,257
Total 350,970 20,920 330,050 67,366 231,444 31,240
Financial Liabilities
Derivatives 81,165 1,809 79,356 45,857 28,537 4,962
Obligations related to securities sold
under repurchase agreements 240,261 19,111 221,150 21,509 198,524 1,117
Total $ 321,426 $ 20,920 $ 300,506 $ 67,366 $ 227,061 $ 6,079
October 31, 2024
Financial Assets
Derivatives $ 79,949 $ 1,888 $ 78,061 $ 42,849 $ 14,214 $ 20,998
Securities purchased under
reverse repurchase agreements 225,475 17,258 208,217 20,904 184,116 3,197
Total 305,424 19,146 286,278 63,753 198,330 24,195
Financial Liabilities
Derivatives 70,256 1,888 68,368 42,849 19,903 5,616
Obligations related to securities sold
under repurchase agreements 219,158 17,258 201,900 20,904 179,318 1,678
Total $ 289,414 $ 19,146 $ 270,268 $ 63,753 $ 199,221 $ 7,294
1

Excess collateral as a result of overcollateralization has not been reflected in the table.
2

Includes amounts where the contractual set-off rights are subject to uncertainty under the laws of the relevant jurisdiction.